FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2021	2020
	In equivalent millions of Argentine pesos
Assets	19,969	31,160
Liabilities	(233,985)	(311,361)
Liabilities Net	(214,016)	(280,201)

Schedule of theoretical exposure to credit risk

	Cash and cash		Trade	Other
Date due	equivalents	Investments	receivables, net	receivables, net	Total
Total due	—	—	12,578	26	12,604
Total not due	19,849	10,786	10,048	2,847	43,530
Total as of December 31, 2021	19,849	10,786	22,626	2,873	56,134

Schedule of working capital breakdown and its main variations

	2021	2020	Variation
Trade receivables	22,554	28,612	(6,058)
Other receivables (not considering financial DFI)	6,931	8,323	(1,392)
Inventories	3,115	5,618	(2,503)
Current liabilities (not considering financial debt)	(100,714)	(97,279)	(3,435)
Operative working capital	(68,114)	(54,726)	(13,388)
Over revenues	16%	12%

Cash and cash equivalents	19,849	27,965	(8,116)
Financial DFI	—	3	(3)
Other receivables	1,915	2,071	(156)
Investments	10,786	7,804	2,982
Current financial debt	(64,869)	(62,795)	(2,074)
Net Current financial (liability) asset	(32,319)	(24,952)	(7,367)

Negative operating working capital (current assets - current liabilities)	(100,433)	(79,678)	(20,755)
Liquidity rate	0.4	0.5

Schedule of breakdown of financial liabilities into relevant maturity groups

	Trade	Financial	Leases	Other
Maturity Date	payables	Debt	liabilities	liabilities	Total
Due	2,717	—	—	—	2,717
January 2022 thru December 2022	46,519	68,437	6,724	123	121,803
January 2023 thru December 2023	900	58,941	4,009	2	63,852
January 2024 thru December 2024	166	58,489	3,036	—	61,691
January 2025 and thereafter	35	128,108	6,958	—	135,101
	50,337	313,975	20,727	125	385,164